UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2019

Date of reporting period:	November 30, 2018

Item 1. Schedule of Investments:

Putnam International Capital Opportunities Fund
The fund's portfolio
11/30/18 (Unaudited)

COMMON STOCKS (98.3%)(a)
	Shares	Value
Australia (5.1%)
Brickworks, Ltd.	861,950	$10,307,951
Mineral Resources, Ltd.	567,045	6,358,941
MYOB Group, Ltd.	1,009,478	2,553,054

		19,219,946
Canada (11.7%)
Air Canada(NON)	385,000	8,403,266
Cogeco Communications, Inc.	163,600	7,954,360
Constellation Software, Inc.	14,615	10,023,867
Fairfax Financial Holdings, Ltd.	13,500	6,382,742
Home Capital Group, Inc.(NON)(S)	442,300	5,862,268
NuVista Energy, Ltd.(NON)	919,800	2,672,207
Seven Generations Energy, Ltd. Class A(NON)	371,200	2,830,133

		44,128,843
Chile (1.6%)
Liberty Latin America, Ltd. Class C(NON)	332,900	6,155,321

		6,155,321
China (1.8%)
China Traditional Chinese Medicine Holdings Co., Ltd.	10,294,000	6,871,150

		6,871,150
France (4.5%)
Eurazeo SA	156,018	11,706,283
Euronext NV	91,321	5,348,048

		17,054,331
Germany (4.3%)
CompuGroup Medical SE	166,655	7,885,138
MTU Aero Engines AG	18,756	3,901,952
Siemens Healthineers AG(NON)	99,621	4,312,969

		16,100,059
Greece (1.6%)
Hellenic Exchanges - Athens Stock Exchange SA	190,042	830,521
Motor Oil (Hellas) Corinth Refineries SA	232,672	5,334,679

		6,165,200
Hong Kong (1.7%)
Melco International Development, Ltd.	3,148,000	6,349,638

		6,349,638
India (1.0%)
Edelweiss Financial Services, Ltd.	1,526,716	3,722,683

		3,722,683
Indonesia (1.0%)
Sarana Menara Nusantara Tbk PT	106,628,300	3,918,355

		3,918,355
Ireland (3.4%)
Bank of Ireland Group PLC	998,220	6,321,035
Dalata Hotel Group PLC	1,262,849	6,663,981

		12,985,016
Italy (1.9%)
DiaSorin SpA	86,615	7,367,281

		7,367,281
Japan (20.9%)
Daiho Corp.	168,900	5,616,855
En-Japan, Inc.	211,900	8,559,415
Kitz Corp.	777,200	6,654,965
Kyudenko Corp.	227,600	8,860,393
MinebeaMitsumi, Inc.	501,600	8,139,428
Modec, Inc.	79,100	1,968,528
Open House Co., Ltd.	184,400	6,562,798
PALTAC Corp.	162,700	8,714,408
Sanwa Holdings Corp.	654,800	7,985,747
TechnoPro Holdings, Inc.	166,200	8,323,574
Universal Entertainment Corp.(NON)(S)	232,900	7,679,124

		79,065,235
Mexico (3.5%)
Gruma SAB de CV Class B	629,365	6,895,456
Megacable Holdings SAB de CV (Units)	1,404,800	6,404,984

		13,300,440
Netherlands (1.3%)
InterXion Holding NV(NON)	79,900	4,975,373

		4,975,373
Norway (0.3%)
MPC Container Ships AS(NON)	299,870	1,328,887

		1,328,887
South Korea (3.6%)
DB Insurance Co., Ltd.	60,245	3,641,038
NCSOFT Corp.	13,051	5,964,412
Vieworks Co., Ltd.	122,384	3,912,444

		13,517,894
Spain (4.4%)
Applus Services SA	572,695	6,885,151
Fomento de Construcciones y Contratas SA(NON)	201,246	2,829,978
Telepizza Group SA 144A	1,395,131	6,792,072

		16,507,201
Switzerland (1.1%)
Georg Fischer AG	5,321	4,141,229

		4,141,229
Taiwan (4.9%)
CTCI Corp.	5,070,000	7,491,625
Elite Material Co., Ltd.	1,081,000	2,553,339
Sino-American Silicon Products, Inc.	2,252,000	6,254,925
TCI Co., Ltd.	147,000	2,383,303

		18,683,192
United Kingdom (16.0%)
Admiral Group PLC	316,579	8,424,867
Afren PLC(NON)(F)(S)	4,060,504	5
Ashtead Group PLC	207,186	4,649,296
Berkeley Group Holdings PLC (The)	175,193	7,221,866
Britvic PLC	514,670	5,619,619
Cairn Energy PLC(NON)	2,644,206	5,926,893
Clinigen Group PLC	693,040	7,692,771
Dart Group PLC	722,195	7,709,376
Domino's Pizza Group PLC	1,906,163	6,268,615
LSL Property Services PLC	585,403	1,873,120
Rightmove PLC	919,860	5,132,312

		60,518,740
United States (2.7%)
Discovery, Inc. Class C(NON)	268,300	7,493,619
Kennedy-Wilson Holdings, Inc.	139,827	2,739,211

		10,232,830

Total common stocks (cost $386,715,440)		$372,308,844

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Notes
2.25%, 7/31/21(i)	$134,000	$133,012
1.75%, 2/28/22(i)	126,000	122,320

Total U.S. treasury obligations (cost $255,332)		$255,332

SHORT-TERM INVESTMENTS (3.9%)(a)
		Principal amount/shares	Value
Putnam Cash Collateral Pool, LLC 2.43%(AFF)	Shares	8,720,076	$8,720,076
Putnam Short Term Investment Fund 2.37%(AFF)	Shares	4,217,120	4,217,120
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.15%(P)	Shares	250,000	250,000
U.S. Treasury Bills 2.365%, 2/14/19(SEGSF)		$922,000	917,662
U.S. Treasury Bills 2.294%, 1/24/19(SEGSF)		128,000	127,579
U.S. Treasury Bills 2.264%, 1/10/19(SEGSF)		364,000	363,143
U.S. Treasury Bills 2.163%, 12/18/18(SEGSF)		285,000	284,742

Total short-term investments (cost $14,880,124)			$14,880,322
TOTAL INVESTMENTS
Total investments (cost $401,850,896)			$387,444,498

	FORWARD CURRENCY CONTRACTS at 11/30/18 (aggregate face value $163,167,932) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

	Bank of America N.A.
		Australian Dollar	Buy	1/16/19	$2,580,012	$2,535,988	$44,024
		British Pound	Sell	12/19/18	934,584	972,812	38,228
		Euro	Buy	12/19/18	8,243,906	8,475,804	(231,898)
		Hong Kong Dollar	Buy	2/20/19	1,435,016	1,430,084	4,932
		Japanese Yen	Buy	2/20/19	5,972,798	5,999,167	(26,369)
	Barclays Bank PLC
		Australian Dollar	Buy	1/16/19	79,800	78,426	1,374
		British Pound	Sell	12/19/18	1,057,911	1,102,823	44,912
		Euro	Buy	12/19/18	1,597,536	1,588,332	9,204
		Hong Kong Dollar	Buy	2/20/19	1,260,351	1,256,497	3,854
		Japanese Yen	Buy	2/20/19	1,256,329	1,266,767	(10,438)
		Swiss Franc	Buy	12/19/18	10,940,044	11,345,246	(405,202)
	Citibank, N.A.
		Chilean Peso	Sell	1/16/19	5,877,133	5,809,465	(67,668)
		Danish Krone	Buy	12/19/18	3,928,536	4,101,625	(173,089)
		Euro	Buy	12/19/18	1,466,591	1,490,218	(23,627)
		Japanese Yen	Buy	2/20/19	4,590,013	4,626,977	(36,964)
		Swiss Franc	Buy	12/19/18	1,286,044	1,286,520	(476)
		Swiss Franc	Sell	12/19/18	1,286,044	1,300,580	14,536
	Credit Suisse International
		Euro	Buy	12/19/18	1,135,542	1,136,561	(1,019)
		Euro	Sell	12/19/18	1,135,542	1,131,071	(4,471)
		Norwegian Krone	Buy	12/19/18	960,976	986,247	(25,271)
		Norwegian Krone	Sell	12/19/18	960,976	959,472	(1,504)
		Swedish Krona	Buy	12/19/18	2,941,797	2,973,126	(31,329)
		Swedish Krona	Sell	12/19/18	2,941,797	2,947,529	5,732
	Goldman Sachs International
		Australian Dollar	Buy	1/16/19	1,837,526	1,805,576	31,950
		British Pound	Sell	12/19/18	2,574,824	2,647,989	73,165
		Canadian Dollar	Sell	1/16/19	10,208,014	10,565,042	357,028
		Chinese Yuan (Offshore)	Sell	2/20/19	6,048,908	6,055,900	6,992
		Euro	Buy	12/19/18	3,199,948	3,402,146	(202,198)
		New Taiwan Dollar	Sell	2/20/19	17,029,784	17,072,741	42,957
	HSBC Bank USA, National Association
		Euro	Buy	12/19/18	3,119,907	3,105,779	14,128
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	1/16/19	1,733,662	1,703,039	30,623
		Euro	Buy	12/19/18	2,457,470	2,540,200	(82,730)
		Japanese Yen	Buy	2/20/19	2,536,173	2,556,673	(20,500)
		New Zealand Dollar	Buy	1/16/19	1,116,710	1,070,840	45,870
		Norwegian Krone	Buy	12/19/18	1,433,186	1,444,000	(10,814)
		Singapore Dollar	Buy	2/20/19	4,291,605	4,276,816	14,789
		South Korean Won	Buy	2/20/19	1,542,961	1,523,280	19,681
		Swedish Krona	Buy	12/19/18	9,793,825	9,885,791	(91,966)
		Swiss Franc	Buy	12/19/18	13,022,458	13,494,195	(471,737)
	State Street Bank and Trust Co.
		British Pound	Sell	12/19/18	3,281,628	3,346,811	65,183
		Canadian Dollar	Sell	1/16/19	7,467,626	7,740,115	272,489
		Israeli Shekel	Buy	1/16/19	2,534,565	2,594,273	(59,708)
		Japanese Yen	Buy	2/20/19	1,514,861	1,535,389	(20,528)

	Unrealized appreciation						1,141,651

	Unrealized (depreciation)						(1,999,506)

	Total						$(857,855)
*	The exchange currency for all contracts listed is the United States Dollar.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2018 through November 30, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $378,718,775.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 8/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 11/30/18
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$3,023,076	$17,801,198	$12,104,198	$22,839	$8,720,076
	Putnam Short Term Investment Fund**	14,535,615	40,162,106	50,480,601	39,910	4,217,120

	Total Short-term investments	$17,558,691	$57,963,304	$62,584,799	$62,749	$12,937,196
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $8,720,076, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $8,289,274.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,159,966.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $1,456,466 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Industrials	26.8%
	Financials	13.8
	Consumer discretionary	13.1
	Communication services	11.4
	Health care	10.0

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,439,313 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,159,966 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Australia	$—	$19,219,946	$—
Canada	44,128,843	—	—
Chile	6,155,321	—	—
China	—	6,871,150	—
France	—	17,054,331	—
Germany	—	16,100,059	—
Greece	—	6,165,200	—
Hong Kong	—	6,349,638	—
India	—	3,722,683	—
Indonesia	—	3,918,355	—
Ireland	—	12,985,016	—
Italy	—	7,367,281	—
Japan	—	79,065,235	—
Mexico	13,300,440	—	—
Netherlands	4,975,373	—	—
Norway	—	1,328,887	—
South Korea	—	13,517,894	—
Spain	—	16,507,201	—
Switzerland	—	4,141,229	—
Taiwan	—	18,683,192	—
United Kingdom	—	60,518,735	5
United States	10,232,830	—	—

Total common stocks	78,792,807	293,516,032	5
U.S. treasury obligations	—	255,332	—
Short-term investments	4,467,120	10,413,202	—

Totals by level	$83,259,927	$304,184,566	$5
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(857,855)	$—

Totals by level	$—	$(857,855)	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$1,141,651	$1,999,506

Total	$1,141,651	$1,999,506
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$208,000,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 28, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: January 28, 2019